Note 9. Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Debt
Debt (including consolidated VIEs) and capital lease obligations outstanding consist of the following:

	As of December 31, 2014			As of December 31, 2013
In millions	Total	Current and Short-Term	Long-Term	Total	Current and Short-Term	Long-Term
Solar Energy debt, non-solar energy systems:
Convertible senior notes due 2018, net of discount	$485.2	$—	$485.2	$460.0	$—	$460.0
Convertible senior notes due 2020, net of discount	431.6	—	431.6	—	—	—
Convertible senior notes due 2021, net of discount	428.9	—	428.9	408.2	—	408.2
SMP Ltd. credit facilities (a)	355.0	107.3	247.7	—	—	—
Emerging Markets Yieldco acquisition facility (a)	150.0	1.5	148.5	—	—	—
Other non-solar energy system debt	215.1	215.1	—	—	—	—
Total solar energy debt, non-solar energy systems	$2,065.8	$323.9	$1,741.9	$868.2	$—	$868.2
Solar Energy systems debt, including financing and capital leaseback obligations (b):
Short-term debt	$9.1	$9.1	$—	$68.9	$68.9	$—
System pre-construction, construction and term debt	1,767.2	631.5	1,135.7	677.8	268.6	409.2
Capital leaseback obligations	81.4	3.0	78.4	94.0	4.5	89.5
Financing leaseback obligations	1,403.7	13.8	1,389.9	1,297.7	15.1	1,282.6
Other system financing transactions	67.0	16.2	50.8	121.9	0.1	121.8
Total Solar Energy debt, including financing and capital leaseback obligations, solar energy systems	$3,328.4	$673.6	$2,654.8	$2,260.3	$357.2	$1,903.1
TerraForm Power debt (a):
TerraForm Power term facility	$573.5	$5.7	$567.8	$—	$—	$—
Other system financing transactions	1,024.6	74.4	950.2	437.3	37.5	399.8
Total TerraForm Power debt	$1,598.1	$80.1	$1,518.0	$437.3	$37.5	$399.8
Semiconductor Materials debt (a):
SSL term facility	$207.1	$2.1	$205.0	$—	$—	$—
Long-term notes	—	—	—	10.4	2.8	7.6
Total Semiconductor Materials debt	$207.1	$2.1	$205.0	$10.4	$2.8	$7.6
Total debt outstanding	$7,199.4	$1,079.7	$6,119.7	$3,576.2	$397.5	$3,178.7
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(a) Non-recourse to SunEdison
(b) Includes $40.3 million and $60.2 million of debt with recourse to SunEdison as of December 31, 2014 and 2013, respectively

Amortization of Discount on Convertible Notes
For the year ended December 31, 2014, we recognized a net loss of $499.4 million related to the change in the fair value of the 2018/2021 Conversion Options, the 2018/2021 Note Hedges and 2018/2021 Warrants (the "2018/2021 Convertible Notes Derivatives") prior to the reclassification of these instruments to Stockholders' Equity as discussed above, which is reported in loss on convertible notes derivatives, net in the consolidated statement of operations, as follows:

In millions	December 31, 2014
Conversion Options	$381.9
Note Hedges	(365.3)
Warrants	482.8
Total loss on convertible note derivatives, net	$499.4

Schedule of Assumptions Used
The 2018/2021 Convertible Notes Derivatives were measured at fair value as of May 29, 2014 using a Black-Scholes valuation model as these instruments are not traded on an open market. Significant inputs to the valuation model, which have been identified as Level 2 inputs, were as follows:

	Conversion Option		Note Hedges		Warrants
	Due 2018	Due 2021	Due 2018	Due 2021	Due 2018	Due 2021
Stock price	$20.50	$20.50	$20.50	$20.50	$20.50	$20.50
Exercise price	$14.62	$14.62	$14.62	$14.62	$18.35	$18.93
Risk-free rate	1.34%	1.95%	1.30%	1.93%	1.45%	2.30%
Volatility	45.0%	45.0%	45.0%	45.0%	42.0%	42.0%
Dividend yield	—%	—%	—%	—%	—%	—%
Maturity	2018	2021	2018	2021	2018	2021

Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Principal Payments on Long-term Debt
The aggregate amounts of payments on short-term and long-term debt, excluding capital and financing leaseback obligations, after December 31, 2014 are as follows:

In millions	2015	2016	2017	2018	2019	Thereafter	Total
Maturities of debt	$1,063.8	$488.0	$162.8	$639.4	$925.9	$2,434.3	$5,714.2

In millions	As of December 31, 2014
2015	$5.4
2016	5.7
2017	5.8
2018	5.4
2019	4.9
Thereafter	80.0
Total minimum capital leaseback payments	107.2
Less amounts representing interest	(25.8)
Total capital leaseback principal payments	81.4
Less current portion of obligations under capital leasebacks	(3.0)
Noncurrent portion of obligations under capital leasebacks	$78.4

Finance Obligations Under Sale Leaseback [Member]
Debt Instrument [Line Items]
Principal Payments on Long-term Debt
Financing Leaseback Obligations
The aggregate amounts of minimum lease payments on our financing leaseback obligations are $1,403.7 million. Payments from 2015 through 2019 are as follows:

In millions	2015	2016	2017	2018	2019
Minimum lease payments	$13.8	$13.8	$13.6	$12.9	$13.1